Description of Business	12 Months Ended
Dec. 31, 2013
Description of Business [Abstract]
DESCRIPTION OF BUSINESS
1.	DESCRIPTION OF BUSINESS

InterCloud Systems, Inc. (formerly known as Genesis Group Holdings, Inc. and Genesis Realty Group, Inc.) (the “Company”) was incorporated on November 22, 1999 under the laws of the State of Delaware. Prior to December 31, 2009, the Company was a development-stage company and had limited activity. The Company’s initial activities were devoted to developing a business plan, structuring and positioning itself to take advantage of available acquisition opportunities and raising capital for future operations and administrative functions. The Company began filing periodic reports with the Securities and Exchange Commission in November 2000. On October 31, 2013, the Company’s common stock and warrants were listed on The NASDAQ Capital Market under the symbols "ICLD" and "ICLDW," respectively.

On August 1, 2008, the Company authorized an increase in the number of shares of common stock to 500,000,000 shares of common stock and authorized 50,000,000 shares of a new class of preferred stock, par value $0.0001 per share.

On January 14, 2010, the Company acquired all of the outstanding shares of Digital Comm, Inc., a Florida corporation (“Digital”), in exchange for 50,000,000 shares of common stock of the Company.  Digital was originally formed on September 13, 2006 and, on January 14, 2010, was reorganized as a wholly-owned subsidiary of the Company.  Digital is a provider of specialty contracting services, primarily in the installation of fiber optic telephone cable.  These services are provided throughout the United States and include engineering, construction, maintenance and installation services to telecommunications providers, underground facility locating services to various utilities, including telecommunications providers, and other construction and maintenance services to electric and gas utilities and others. On September 13, 2012, the Company sold 60% of the outstanding shares of common stock of Digital to the Company’s former president and a former director (See Note 3.  Acquisitions and Deconsolidation of Subsidiary).

For financial accounting purposes, the acquisition of Digital was treated as a recapitalization of the Company with the former stockholders of the Company retaining approximately 40% of the outstanding common stock. This transaction has been accounted for as a reverse acquisition and, accordingly, the transaction has been treated as a recapitalization of Digital, with Digital as the accounting acquirer. The historical financial statements are a continuation of the financial statements of Digital, and any difference of the capital structure of the combined entity as compared to Digital’s historical capital structure is due to the recapitalization of the acquired entity.

Since September 2012, the Company has also completed the following acquisitions:

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ADEX Corporation.  In September 2012, the Company acquired ADEX Corporation (“ADEX”), an Atlanta-based provider of staffing solutions and other services to the telecommunications industry.  ADEX’s project staffing solutions diversified the Company’s ability to service the Company’s customers domestically and internationally throughout the project lifecycle.

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T N S, Inc.  In September 2012, the Company also acquired T N S, Inc. (“TNS”), a Chicago-based structured cabling company and DAS installer that supports voice, data, video, security and multimedia systems within commercial office buildings, multi-building campus environments, high-rise buildings, data centers and other structures.  T N S extends the Company's geographic reach to the Midwest area and the Company's client reach to end-users, such as multinational corporations, universities, school districts and other large organizations that have significant ongoing cabling needs.

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Environmental Remediation and Financial Services, LLC.  In November 2012, the Company's ADEX subsidiary acquired Environmental Remediation and Financial Services, LLC (“ERFS”), an environmental remediation and disaster recovery company.  The acquisition of this company augmented ADEX’s disaster recovery service offerings. On November 21, 2013, the Company’s ADEX subsidiary sold ERFS to the former owner of ERFS (see Note 17.  Discontinued Operations).

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AW Solutions Inc.  On April 15, 2013, the Company acquired all the outstanding capital stock of AW Solutions, Inc. (“AWS”), a Florida corporation, and all outstanding membership interests of AW Solutions Puerto Rico, LLC (“AWS Puerto Rico”), a Puerto Rico limited liability company (collectively, the “AWS Entities”). The AWS Entities are professional multi-service line, telecommunications infrastructure companies that provide outsourced services to the wireless and wireline industry.

On December 7, 2012, the Company’s stockholders approved a reverse stock split of its common stock at a ratio of 1-for-125. The reverse stock split became effective on January 14, 2013. On May 15, 2013, the Company’s stockholders approved a reverse stock split of its common stock at a ratio of 1-for-4. The reverse stock split became effective on August 1, 2013. All applicable share and per-share amounts have been retroactively adjusted to reflect the reverse stock splits.